Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Option Activities

A summary of the Company’s option activities for the years ended December 31, 2011, 2012 and 2013 is presented below:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (USD millions)

Outstanding as of January 1, 2011	1,339,750	USD 2.51
Exercised	(119,644)	USD 0.71
Forfeited	(610,356)	USD 3.67

Outstanding as of December 31, 2011	609,750	USD 1.71
Exercised	(368,160)	USD 0.72
Forfeited	(241,590)	USD 3.21

Outstanding as of December 31, 2012	—	—
Exercised	—	—
Forfeited	—	—

Outstanding as of December 31, 2013	—	—	—	—

Exercisable as of December 31, 2013	—	—	—	—

2007 Share Incentive Plan
Fair Value of Share Option Granted

The fair value of the above share options granted under the 2007 Plan was estimated based on following assumptions at the date of grant:

	Share options granted on November 9, 2007	Share options granted on January 5, 2009	Share options granted on January 5, 2010

Expected dividend yield	1.67%	2.54%	6.43%
Expected volatility	40.74%	41.76%	35.67%
Risk-free interest rate	4.23%	2.54%	3.86%
Option life (in years)	10	10	10
Forfeiture rate	0	0	0
Suboptimal exercise factor	1.5	1.5	1.5